MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: max.berueffy@protective.com

December 18, 2008

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Protective Life Insurance Company
Initial Registration Statement on Form S-1
for Modified Guaranteed Annuity Contracts

Dear Commissioners:

Protective Life Insurance Company is hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-1 for certain modified guaranteed annuity contracts.  Any exhibits not included herein and certain other information will be added by pre-effective amendment.

If you have any questions or comments about this filing, please contact the undersigned at (205) 268-3581 or Elisabeth M. Bentzinger at (202) 383-0717.

Very truly yours,

/s/ Max Berueffy

Max Berueffy

Senior Associate Counsel

cc:                                 Elisabeth M. Bentzinger